Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Variable Insurance Trust
Entity Central Index Key	0001537395
Document Period End Date	Jun. 30, 2024
C000218786 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength® Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Capital Strength® Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTACSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTACSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Portfolio	$56	1.10%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 133,714,071
Holdings Count | Holding	50
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$133,714,071
Total number of portfolio holdings	50
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	2.5%
Amphenol Corp., Class A	2.4%
Costco Wholesale Corp.	2.3%
TJX (The) Cos., Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.3%
Walmart, Inc.	2.2%
Motorola Solutions, Inc.	2.2%
Moody's Corp.	2.2%
Microsoft Corp.	2.2%
Colgate-Palmolive Co.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	2.5%
Amphenol Corp., Class A	2.4%
Costco Wholesale Corp.	2.3%
TJX (The) Cos., Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.3%
Walmart, Inc.	2.2%
Motorola Solutions, Inc.	2.2%
Moody's Corp.	2.2%
Microsoft Corp.	2.2%
Colgate-Palmolive Co.	2.2%

C000241976 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength® Hedged Equity Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Capital Strength® Hedged Equity Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTCSHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTCSHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Hedged Equity Portfolio	$62	1.25%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%	[2]
Net Assets	$ 5,511,339
Holdings Count | Holding	56
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$5,511,339
Total number of portfolio holdings	56
Portfolio turnover rate	79%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	103.3%
Put Options Purchased	0.0%
Call Options Written	(5.1)%
Put Options Written	(0.0)%
Net Other Assets and Liabilities	1.8%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

C000111397 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust/Dow Jones Dividend & Income Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDJDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTDJDI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Dow Jones Dividend & Income Allocation Portfolio	$60	1.20%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[3]
Net Assets	$ 870,404,638
Holdings Count | Holding	523
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$870,404,638
Total number of portfolio holdings	523
Portfolio turnover rate	72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	48.4%
Common Stocks	46.7%
Foreign Corporate Bonds and Notes	3.3%
U.S. Government Bonds and Notes	0.3%
Net Other Assets and Liabilities	1.3%
Sector Allocation

C000160832 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Tactical Core Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Tactical Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDWTCI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTDWTCI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Tactical Core Portfolio	$40	0.77%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[4]
Net Assets	$ 51,919,127
Holdings Count | Holding	20
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$51,919,127
Total number of portfolio holdings	20
Portfolio turnover rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Nasdaq Semiconductor ETF	10.5%
First Trust Large Cap Growth AlphaDEX® Fund	10.5%
First Trust Large Cap Core AlphaDEX® Fund	9.9%
First Trust Mid Cap Core AlphaDEX® Fund	9.7%
First Trust NASDAQ-100-Technology Sector Index Fund	9.6%
First Trust Dow Jones Internet Index Fund	9.3%
First Trust Industrials/Producer Durables AlphaDEX® Fund	8.8%
First Trust Consumer Discretionary AlphaDEX® Fund	8.5%
iShares Core U.S. Aggregate Bond ETF	5.4%
SPDR Bloomberg Investment Grade Floating Rate ETF	3.3%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Nasdaq Semiconductor ETF	10.5%
First Trust Large Cap Growth AlphaDEX® Fund	10.5%
First Trust Large Cap Core AlphaDEX® Fund	9.9%
First Trust Mid Cap Core AlphaDEX® Fund	9.7%
First Trust NASDAQ-100-Technology Sector Index Fund	9.6%
First Trust Dow Jones Internet Index Fund	9.3%
First Trust Industrials/Producer Durables AlphaDEX® Fund	8.8%
First Trust Consumer Discretionary AlphaDEX® Fund	8.5%
iShares Core U.S. Aggregate Bond ETF	5.4%
SPDR Bloomberg Investment Grade Floating Rate ETF	3.3%

C000241974 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Growth StrengthTM Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTGSTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTGSTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM Portfolio	$63	1.20%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[5]
Net Assets	$ 12,195,545
Holdings Count | Holding	50
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$12,195,545
Total number of portfolio holdings	50
Portfolio turnover rate	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	3.0%
Arista Networks, Inc.	2.7%
Monolithic Power Systems, Inc.	2.6%
Tesla, Inc.	2.5%
Broadcom, Inc.	2.5%
KLA Corp.	2.5%
Applied Materials, Inc.	2.3%
Amphenol Corp., Class A	2.3%
Palo Alto Networks, Inc.	2.3%
Netflix, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	3.0%
Arista Networks, Inc.	2.7%
Monolithic Power Systems, Inc.	2.6%
Tesla, Inc.	2.5%
Broadcom, Inc.	2.5%
KLA Corp.	2.5%
Applied Materials, Inc.	2.3%
Amphenol Corp., Class A	2.3%
Palo Alto Networks, Inc.	2.3%
Netflix, Inc.	2.3%

C000138651 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Income Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi Income Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTMII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTMII
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Income Allocation Portfolio	$42	0.83%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[6]
Net Assets	$ 17,139,700
Holdings Count | Holding	174
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$17,139,700
Total number of portfolio holdings	174
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Senior Loan ETF	13.3%
First Trust Tactical High Yield ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
First Trust Institutional Preferred Securities and Income ETF	7.8%
First Trust Intermediate Government Opportunities ETF	4.2%
iShares MBS ETF	4.1%
First Trust Preferred Securities and Income ETF	2.5%
First Trust Limited Duration Investment Grade Corporate ETF	2.1%
Enterprise Products Partners, L.P.	1.3%
Energy Transfer, L.P.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Senior Loan ETF	13.3%
First Trust Tactical High Yield ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
First Trust Institutional Preferred Securities and Income ETF	7.8%
First Trust Intermediate Government Opportunities ETF	4.2%
iShares MBS ETF	4.1%
First Trust Preferred Securities and Income ETF	2.5%
First Trust Limited Duration Investment Grade Corporate ETF	2.1%
Enterprise Products Partners, L.P.	1.3%
Energy Transfer, L.P.	1.0%

C000218789 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust International Developed Capital Strength® Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust International Developed Capital Strength® Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTAIDCSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTAIDCSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® Portfolio	$60	1.20%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[7]
Net Assets	$ 14,768,430
Holdings Count | Holding	51
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$14,768,430
Total number of portfolio holdings	51
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Aristocrat Leisure Ltd.	2.5%
Unilever PLC	2.3%
Origin Energy Ltd.	2.3%
Swiss Re AG	2.2%
CSL Ltd.	2.2%
Novartis AG	2.2%
Roche Holding AG	2.2%
Muenchener Rueckversicherungs-Gesellschaft AG	2.2%
ABB Ltd.	2.2%
Thomson Reuters Corp.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Aristocrat Leisure Ltd.	2.5%
Unilever PLC	2.3%
Origin Energy Ltd.	2.3%
Swiss Re AG	2.2%
CSL Ltd.	2.2%
Novartis AG	2.2%
Roche Holding AG	2.2%
Muenchener Rueckversicherungs-Gesellschaft AG	2.2%
ABB Ltd.	2.2%
Thomson Reuters Corp.	2.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.